UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 92.5%(1)
Principal Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.7%
Avio Holding S.p.a.
EUR	1,406,250	Term Loan, 6.22%, Maturing December 13, 2014	$1,949,931
	1,086,773	Term Loan, 7.74%, Maturing December 13, 2014	1,102,226
EUR	1,406,250	Term Loan, 6.60%, Maturing December 13, 2015	1,958,327
	1,086,773	Term Loan, 8.11%, Maturing December 13, 2015	1,107,659
BE Aerospace, Inc.
	2,275,000	Term Loan, 7.13%, Maturing August 24, 2012	2,284,004
CACI International, Inc.
	11,131,779	Term Loan, 6.85%, Maturing May 3, 2011	11,142,221
Dresser Rand Group, Inc.
EUR	279,856	Term Loan, 6.19%, Maturing October 29, 2011	383,843
DRS Technologies, Inc.
	2,614,417	Term Loan, 6.86%, Maturing January 31, 2013	2,621,280
Evergreen International Aviation
	7,993,359	Term Loan, 8.83%, Maturing October 31, 2011	8,043,318
Forgings International Holding
GBP	718,004	Term Loan, 7.73%, Maturing August 11, 2014	1,453,721
	2,725,397	Term Loan, 7.82%, Maturing August 11, 2014	2,758,186
	2,739,392	Term Loan, 7.83%, Maturing August 11, 2015	2,784,335
GBP	723,219	Term Loan, 7.98%, Maturing August 11, 2015	1,470,349
Hawker Beechcraft Acquisition
	853,475	Term Loan, 5.25%, Maturing March 26, 2014	857,514
	10,086,525	Term Loan, 7.32%, Maturing March 26, 2014	10,134,254
Hexcel Corp.
	10,357,427	Term Loan, 7.11%, Maturing March 1, 2012	10,396,267
IAP Worldwide Services, Inc.
	7,801,250	Term Loan, 9.69%, Maturing December 30, 2012	7,819,536
Jet Aviation Holding, AG
	4,261,332	Term Loan, 6.57%, Maturing May 15, 2013	4,250,679
K&F Industries, Inc.
	8,370,575	Term Loan, 7.32%, Maturing November 18, 2012	8,384,964
Spirit AeroSystems, Inc.
	7,059,695	Term Loan, 7.11%, Maturing December 31, 2011	7,099,406
Standard Aero Holdings, Inc.
	7,370,093	Term Loan, 7.59%, Maturing August 24, 2012	7,383,912
TransDigm, Inc.
	16,650,000	Term Loan, 7.35%, Maturing June 23, 2013	16,768,631
Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	9,625,000
	4,000,000	Term Loan, 7.81%, Maturing December 17, 2011	4,030,000
	9,001,731	Term Loan, 7.83%, Maturing December 17, 2011	9,080,496
Wyle Laboratories, Inc.
	4,036,656	Term Loan, 8.11%, Maturing January 28, 2011	4,058,103
			$138,948,162

Principal Amount		Borrower/Tranche Description	Value
Air Transport — 0.7%
Airport Development and Investment
GBP	11,000,000	Term Loan, 9.49%, Maturing April 7, 2011	$22,144,089
Northwest Airlines, Inc.
	18,000,000	DIP Loan, 7.32%, Maturing August 21, 2008	18,084,384
United Airlines, Inc.
	7,000,000	Term Loan, 7.38%, Maturing February 1, 2014	7,010,941
US Airways Group, Inc.
	6,400,000	Term Loan, 7.85%, Maturing March 23, 2014	6,436,800
			$53,676,214
Automotive — 3.7%
AA Acquisitions Co., Ltd.
GBP	3,000,000	Term Loan, 7.90%, Maturing June 25, 2012	$6,088,691
GBP	3,000,000	Term Loan, 7.94%, Maturing June 25, 2013	6,110,512
Accuride Corp.
	10,360,019	Term Loan, 7.38%, Maturing January 31, 2012	10,433,399
Affina Group, Inc.
	5,135,471	Term Loan, 8.36%, Maturing November 30, 2011	5,176,395
CSA Acquisition Corp.
	7,989,573	Term Loan, 7.88%, Maturing December 23, 2011	8,038,261
	3,703,125	Term Loan, 7.88%, Maturing December 23, 2012	3,730,898
Dana Corp.
	18,750,000	Term Loan, 7.88%, Maturing March 30, 2008	18,812,981
Dayco Products, LLC
	14,661,700	Term Loan, 7.85%, Maturing June 21, 2011	14,820,530
Exide Technologies, Inc.
	8,663,317	Term Loan, 11.63%, Maturing May 5, 2010	9,107,313
Federal-Mogul Corp.
	4,982,950	Revolving Loan, 6.83%, Maturing July 1, 2007(2)	4,964,782
	12,795,732	Revolving Loan, 8.60%, Maturing July 1, 2007(2)	12,843,716
	9,650,000	DIP Loan, 7.32%, Maturing July 1, 2007	9,672,919
	4,108,827	Term Loan, 7.57%, Maturing July 1, 2007	4,094,705
	6,000,000	Term Loan, 7.82%, Maturing July 1, 2007	5,984,376
	5,137,364	Term Loan, 9.07%, Maturing July 1, 2007	5,166,261
Financiere Truck (Investissment)
EUR	5,103,888	Term Loan, 5.11%, Maturing February 15, 2012	7,096,136
Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	9,325,000
	14,164,500	Term Loan, 8.36%, Maturing December 15, 2013	14,278,269
Fraikin, Ltd.
GBP	1,502,932	Term Loan, 6.94%, Maturing February 15, 2012	3,005,640
General Motors Corp.
	11,620,875	Term Loan, 7.73%, Maturing November 29, 2013	11,726,195

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Automotive (continued)
Goodyear Tire & Rubber Co.
	$13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010(2)	$12,894,375
	20,275,000	Term Loan, 7.10%, Maturing April 30, 2010	20,377,450
	1,000,000	Term Loan, 8.82%, Maturing March 1, 2011	1,006,000
HLI Operating Co., Inc.
	6,707,879	Term Loan, 8.84%, Maturing June 3, 2009	6,744,216
Keystone Automotive Operations, Inc.
	7,231,875	Term Loan, 8.54%, Maturing January 12, 2012	7,222,835
Locafroid Services S.A.S.
EUR	165,000	Term Loan, 5.24%, Maturing February 15, 2012	225,184
R.J. Tower Corp.
	12,000,000	DIP Revolving Loan, 8.02%, Maturing August 2, 2007(2)	11,880,000
	1,000,000	DIP Revolving Loan, 9.94%, Maturing August 2, 2007	999,196
Speedy 1, Ltd.
EUR	1,978,627	Term Loan, 6.29%, Maturing August 31, 2013	2,727,897
EUR	1,978,627	Term Loan, 6.79%, Maturing August 31, 2014	2,742,103
Tenneco Automotive, Inc.
	6,550,000	Term Loan, 6.82%, Maturing March 17, 2014	6,570,469
Teutates Vermogensverwaltung
EUR	2,000,000	Term Loan, 5.85%, Maturing March 11, 2014	2,756,891
	2,619,256	Term Loan, 7.36%, Maturing March 11, 2014	2,634,317
EUR	2,000,000	Term Loan, 6.10%, Maturing March 11, 2015	2,768,098
	2,619,256	Term Loan, 7.57%, Maturing March 11, 2015	2,646,758
TriMas Corp.
	1,893,750	Term Loan, 8.07%, Maturing August 2, 2011	1,919,789
	8,165,219	Term Loan, 8.12%, Maturing August 2, 2013	8,277,491
TRW Automotive, Inc.
	9,813,207	Term Loan, 6.88%, Maturing October 31, 2010	9,836,513
	8,852,095	Term Loan, 6.94%, Maturing June 30, 2012	8,854,865
United Components, Inc.
	9,954,545	Term Loan, 7.61%, Maturing June 30, 2010	10,016,761
			$293,578,187
Beverage and Tobacco — 0.8%
Constellation Brands, Inc.
	$15,229,167	Term Loan, 6.88%, Maturing June 5, 2013	$15,289,444
Culligan International Co.
	5,016,969	Term Loan, 7.07%, Maturing September 30, 2011	5,024,811
Liberator Midco, Ltd.
EUR	2,375,000	Term Loan, 6.09%, Maturing October 27, 2013	3,291,771
EUR	2,375,000	Term Loan, 6.46%, Maturing October 27, 2014	3,305,485
Reynolds American, Inc.
	19,425,700	Term Loan, 7.11%, Maturing May 31, 2012	19,585,263

	Principal Amount	Borrower/Tranche Description	Value
	Beverage and Tobacco (continued)
	Southern Wine & Spirits of America, Inc.
	$21,601,947	Term Loan, 6.85%, Maturing May 31, 2012	$21,723,458
			$68,220,232
	Brokers, Dealers and Investment Houses — 0.2%
	AmeriTrade Holding Corp.
	$19,197,282	Term Loan, 6.82%, Maturing December 31, 2012	$19,262,265
			$19,262,265
	Building and Development — 6.4%
	401 North Wabash Venture, LLC
	$9,498,461	Term Loan, 9.07%, Maturing May 7, 2008(2)	$9,308,491
	AIMCO Properties, L.P.
	29,718,750	Term Loan, 6.86%, Maturing March 23, 2011	29,793,047
	Beacon Sales Acquisition, Inc.
	5,547,125	Term Loan, 7.35%, Maturing September 30, 2013	5,560,993
	BioMed Realty, L.P.
	21,175,000	Term Loan, 7.57%, Maturing May 31, 2010	21,254,406
	Brickman Group Holdings, Inc.
	4,000,000	Term Loan, 7.40%, Maturing January 23, 2014	4,012,500
	Building Materials Corp. of America
	11,820,375	Term Loan, 8.19%, Maturing February 22, 2014	11,770,138
	Capital Automotive REIT
	10,788,753	Term Loan, 7.07%, Maturing December 16, 2010	10,894,807
	Contech Construction Products
	5,928,333	Term Loan, 7.32%, Maturing January 13, 2013	5,963,536
	Crescent Real Estate Equities
	15,000,000	Term Loan, 7.32%, Maturing June 30, 2007	15,018,750
	Empire Hawkeye Partners, L.P.
	12,000,000	Term Loan, 5.73%, Maturing December 1, 2009(2)	12,000,000
	Epco / Fantome, LLC
	10,320,000	Term Loan, 7.98%, Maturing November 23, 2010	10,371,600
	Formica Corp.
EUR	2,492,238	Term Loan, 6.91%, Maturing March 15, 2013	3,405,533
	5,445,000	Term Loan, 8.34%, Maturing March 15, 2013	5,450,107
	FT-FIN Acquisition, LLC
	7,748,914	Term Loan, 6.83%, Maturing November 17, 2007(2)	7,768,286
	General Growth Properties, Inc.
	17,782,895	Term Loan, 6.57%, Maturing February 24, 2011	17,757,483
	Hearthstone Housing Partners II, LLC
	26,470,588	Revolving Loan, 5.72%, Maturing December 1, 2007(2)	26,338,235
	Hovstone Holdings, LLC
	6,787,748	Term Loan, 7.09%, Maturing February 28, 2009	6,685,931

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Building and Development (continued)
Lanoga Corp.
	$9,726,684	Term Loan, 7.10%, Maturing June 29, 2013	$9,647,654
LNR Property Corp.
	22,175,000	Term Loan, 8.11%, Maturing July 3, 2011	22,329,427
Materis
EUR	1,695,089	Term Loan, 6.38%, Maturing April 27, 2014	2,350,363
EUR	1,804,911	Term Loan, 6.76%, Maturing April 27, 2015	2,512,390
Mattamy Funding Partnership
	3,622,625	Term Loan, 7.63%, Maturing April 11, 2013	3,623,759
Mueller Group, Inc.
	13,256,223	Term Loan, 7.35%, Maturing October 3, 2012	13,358,402
NCI Building Systems, Inc.
	9,417,430	Term Loan, 6.82%, Maturing June 18, 2010	9,446,859
Nortek, Inc.
	21,001,488	Term Loan, 7.36%, Maturing August 27, 2011	21,090,744
November 2005 Land Investors
	793,294	Term Loan, 8.10%, Maturing May 9, 2011	791,311
Panolam Industries Holdings, Inc.
	4,357,941	Term Loan, 8.10%, Maturing September 30, 2012	4,371,559
PLY GEM Industries, Inc.
	16,125,000	Term Loan, 8.10%, Maturing August 15, 2011	16,135,078
Realogy Corp., Term Loan, 8.32%, Maturing 9/1/14
	5,801,515	Term Loan, 8.32%, Maturing September 1, 2014	5,831,561
Realogy Corp., Term Loan, 8.35%, Maturing 9/1/14
	21,548,485	Term Loan, 8.35%, Maturing September 1, 2014	21,660,084
Ristretto Investissements SAS
EUR	1,232,601	Term Loan, 6.29%, Maturing September 30, 2013	1,704,804
GBP	523,980	Term Loan, 8.00%, Maturing September 30, 2013	1,060,107
EUR	1,232,601	Term Loan, 6.67%, Maturing September 30, 2014	1,713,215
GBP	523,980	Term Loan, 8.38%, Maturing September 30, 2014	1,065,347
Rubicon GSA II, LLC
	19,075,000	Term Loan, 8.09%, Maturing July 31, 2008	19,075,000
Shea Capital I, LLC
	1,616,875	Term Loan, 7.35%, Maturing October 27, 2011	1,600,706
South Edge, LLC
	2,332,706	Term Loan, 7.13%, Maturing October 31, 2007	2,321,043
	8,794,643	Term Loan, 7.38%, Maturing October 31, 2009	8,750,670
Standard Pacific Corp.
	5,200,000	Term Loan, 6.86%, Maturing May 5, 2013	5,151,250
Stile Acquisition Corp.
	12,482,235	Term Loan, 7.35%, Maturing April 6, 2013	12,234,538
Stile U.S. Acquisition Corp.
	12,500,160	Term Loan, 7.35%, Maturing April 6, 2013	12,252,107

	Principal Amount	Borrower/Tranche Description	Value
	Building and Development (continued)
	TE / Tousa Senior, LLC
	$1,695,652	Revolving Loan, 9.75%, Maturing August 1, 2008	$1,670,217
	4,239,406	Term Loan, 11.75%, Maturing August 1, 2008	4,211,142
	The Woodlands Commercial Property, Inc.
	9,825,000	Term Loan, 7.31%, Maturing August 29, 2009	9,837,281
	Tousa/Kolter, LLC
	8,413,333	Term Loan, 7.60%, Maturing January 7, 2008	8,423,850
	TRU 2005 RE Holding Co.
	29,325,000	Term Loan, 8.32%, Maturing December 9, 2008	29,595,347
	United Subcontractors, Inc.
	5,925,000	Term Loan, 12.62%, Maturing June 27, 2013	5,833,654
	WCI Communities, Inc.
	26,625,000	Term Loan, 7.82%, Maturing December 23, 2010	26,535,141
	Wintergames Acquisition ULC
	23,801,765	Term Loan, 7.42%, Maturing October 26, 2007	23,861,269
			$513,399,722
	Business Equipment and Services — 6.3%
	ACCO Brands Corp.
	$6,689,748	Term Loan, 7.11%, Maturing August 17, 2012	$6,748,283
	Activant Solutions, Inc.
	5,375,933	Term Loan, 7.38%, Maturing May 1, 2013	5,375,933
	Acxiom Corp.
	10,757,667	Term Loan, 7.08%, Maturing September 15, 2012	10,851,796
	Affiliated Computer Services
	23,045,125	Term Loan, 7.32%, Maturing March 20, 2013	23,117,141
	Affinion Group, Inc.
	15,719,404	Term Loan, 7.86%, Maturing October 17, 2012	15,864,808
	Allied Security Holdings, LLC
	10,063,636	Term Loan, 8.35%, Maturing June 30, 2010	10,189,432
	Audatex North America, Inc.
EUR	2,000,000	Term Loan, 9.36%, Maturing January 13, 2013	2,767,031
EUR	1,985,000	Term Loan, 6.13%, Maturing April 13, 2013	2,724,831
	Audio Visual Services Group, Inc.
	2,000,000	Term Loan, 7.60%, Maturing February 28, 2014	2,009,376
	Buhrmann US, Inc.
EUR	984,810	Term Loan, 5.65%, Maturing December 23, 2010	1,345,700
	10,723,266	Term Loan, 7.10%, Maturing December 31, 2010	10,766,835
	DynCorp International, LLC
	7,972,300	Term Loan, 7.63%, Maturing February 11, 2011	8,038,733
	FR Brand Acquisition Corp.
	10,200,000	Term Loan, 7.63%, Maturing February 7, 2014	10,260,568

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Gate Gourmet Borrower, LLC
	$3,152,285	Term Loan, 8.09%, Maturing March 9, 2012	$3,179,467
EUR	6,329,540	Term Loan, 6.63%, Maturing March 9, 2013	8,760,617
	Info USA, Inc.
	1,995,000	Term Loan, 7.32%, Maturing February 14, 2012	2,002,481
	4,394,486	Term Loan, 7.35%, Maturing February 14, 2012	4,410,966
	Investools, Inc.
	3,700,000	Term Loan, 8.60%, Maturing August 13, 2012	3,709,250
	Iron Mountain, Inc.
	24,000,000	Term Loan, 6.87%, Maturing April 16, 2014	24,127,512
	Language Line, Inc.
	10,654,452	Term Loan, 8.60%, Maturing June 11, 2011	10,759,334
	N.E.W. Holdings I, LLC
	6,234,146	Term Loan, 7.60%, Maturing August 8, 2014	6,277,006
	Nielsen Finance, LLC
	55,670,250	Term Loan, 7.61%, Maturing August 9, 2013	56,221,163
	PGS Solutions, Inc.
	2,000,000	Term Loan, 7.61%, Maturing February 14, 2013	2,020,000
	Protection One, Inc.
	8,370,137	Term Loan, 7.59%, Maturing March 31, 2012	8,404,145
	Quantum Corp.
	2,833,333	Term Loan, 9.34%, Maturing August 22, 2012	2,836,875
	Quintiles Transnational Corp.
	15,335,046	Term Loan, 7.35%, Maturing March 31, 2013	15,373,384
	RMK Acquisition Corp. (Aramark)
	2,279,445	Term Loan, 5.20%, Maturing January 26, 2014	2,292,784
	31,825,960	Term Loan, 7.48%, Maturing January 26, 2014	32,012,205
	Sabare, Inc.
	26,625,000	Term Loan, 7.61%, Maturing September 30, 2014	26,712,357
	Serena Software, Inc.
	3,795,000	Term Loan, 7.59%, Maturing March 10, 2013	3,820,616
	Sitel (Client Logic)
	8,201,404	Term Loan, 7.82%, Maturing January 29, 2014	8,262,915
	SunGard Data Systems, Inc.
	83,820,076	Term Loan, 7.36%, Maturing February 11, 2013	84,639,082
	TDS Investor Corp.
EUR	3,984,987	Term Loan, 6.66%, Maturing August 23, 2013	5,479,785
	24,537,747	Term Loan, 7.85%, Maturing August 23, 2013	24,780,326
	Telcordia Technologies, Inc.
	19,011,255	Term Loan, 8.11%, Maturing September 15, 2012	18,821,143
	West Corp.
	21,171,938	Term Loan, 7.75%, Maturing October 24, 2013	21,349,252
	Williams Scotsman, Inc.
	6,750,000	Term Loan, 6.82%, Maturing June 27, 2010	6,747,894
	Worldspan, L.P.
	11,172,000	Term Loan, 8.60%, Maturing December 7, 2013	11,229,256
			$504,290,282

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television — 5.2%
Atlantic Broadband Finance, LLC
	$14,048,735	Term Loan, 7.60%, Maturing February 10, 2011	$14,211,180
Bragg Communications, Inc.
	7,531,154	Term Loan, 7.11%, Maturing August 31, 2011	7,564,103
Bresnan Broadband Holdings, LLC
	17,051,500	Term Loan, 7.34%, Maturing March 29, 2014	17,124,583
Casema
EUR	3,000,000	Term Loan, 6.36%, Maturing November 14, 2014	4,153,551
EUR	3,000,000	Term Loan, 6.86%, Maturing November 14, 2015	4,168,221
Cequel Communications, LLC
	38,950,000	Term Loan, 7.35%, Maturing November 5, 2013	38,954,869
CSC Holdings, Inc.
	4,937,500	Term Loan, 6.58%, Maturing March 29, 2012	4,935,125
	22,747,731	Term Loan, 7.08%, Maturing March 29, 2013	22,853,895
DirecTV Holdings, LLC
	15,479,455	Term Loan, 6.82%, Maturing April 13, 2013	15,545,413
Insight Midwest Holdings, LLC
	45,950,000	Term Loan, 7.35%, Maturing April 6, 2014	46,240,772
Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 5.84%, Maturing March 31, 2012	21,491,462
Kablecom
EUR	1,000,000	Term Loan, 6.36%, Maturing November 14, 2014	1,384,517
EUR	1,000,000	Term Loan, 6.86%, Maturing November 14, 2015	1,389,407
MCC Iowa, LLC
	1,868,250	Term Loan, 6.85%, Maturing March 31, 2010	1,858,242
Mediacom Broadband Group
	7,980,000	Term Loan, 7.10%, Maturing January 31, 2015	7,975,012
	14,428,715	Term Loan, 7.10%, Maturing January 31, 2015	14,446,751
Mediacom Illinois, LLC
	2,000,000	Term Loan, 6.86%, Maturing September 30, 2012	1,986,250
	18,567,839	Term Loan, 7.10%, Maturing January 31, 2015	18,591,049
NTL Investment Holdings, Ltd.
	9,000,000	Term Loan, 7.36%, Maturing March 30, 2012	9,053,442
GBP	7,600,000	Term Loan, 7.45%, Maturing March 30, 2012	15,262,832
GBP	6,650,000	Term Loan, 7.85%, Maturing March 30, 2012	13,354,978
GBP	3,500,000	Term Loan, 8.48%, Maturing March 30, 2013	7,207,821
Orion Cable GmbH
EUR	6,500,000	Term Loan, 6.62%, Maturing October 31, 2014	8,960,373
EUR	6,500,000	Term Loan, 7.22%, Maturing October 31, 2015	9,002,093
Persona Communications Corp.
	7,450,000	Term Loan, 8.10%, Maturing October 12, 2013	7,547,781
	2,000,000	Term Loan, 11.35%, Maturing April 12, 2014	2,038,750

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
PKS Media (Netherlands) B.V.
EUR	1,730,000	Term Loan, 5.84%, Maturing October 5, 2013	$2,363,260
EUR	4,000,000	Term Loan, 6.34%, Maturing October 5, 2013	5,477,795
EUR	4,000,000	Term Loan, 6.84%, Maturing October 5, 2014	5,498,785
San Juan Cable, LLC
	987,506	Term Loan, 7.35%, Maturing October 31, 2012	991,209
UGS Corp.
	24,886,750	Term Loan, 7.07%, Maturing March 31, 2012	24,902,304
UPC Broadband Holding B.V.
	6,545,000	Term Loan, 7.37%, Maturing March 31, 2013	6,559,026
	6,545,000	Term Loan, 7.37%, Maturing December 31, 2013	6,559,026
Ypso Holding SA
EUR	30,000,000	Term Loan, 6.36%, Maturing July 28, 2014	41,151,143
			$410,805,020
Chemicals and Plastics — 6.0%
Basell Af S.A.R.L.
EUR	1,500,000	Term Loan, 6.10%, Maturing August 1, 2013	$2,067,859
	1,000,000	Term Loan, 7.57%, Maturing August 1, 2013	1,012,969
EUR	1,500,000	Term Loan, 6.85%, Maturing August 1, 2014	2,075,091
	1,000,000	Term Loan, 8.32%, Maturing August 1, 2014	1,012,969
Brenntag Holding GmbH and Co. KG
EUR	1,500,000	Term Loan, 6.60%, Maturing December 23, 2013	2,073,871
EUR	5,294,118	Term Loan, 6.63%, Maturing December 23, 2013	7,344,059
	10,000,000	Term Loan, 7.89%, Maturing December 23, 2013	10,118,111
EUR	2,205,882	Term Loan, 6.88%, Maturing December 23, 2014	3,080,232
GBP	2,000,000	Term Loan, 8.18%, Maturing December 23, 2014	4,055,196
EUR	1,000,000	Term Loan, 10.06%, Maturing June 23, 2015	1,400,291
Celanese Holdings, LLC
EUR	2,000,000	Term Loan, 5.67%, Maturing April 6, 2011	2,744,002
	7,000,000	Term Loan, 7.07%, Maturing April 2, 2014	7,044,849
	27,550,000	Term Loan, 7.10%, Maturing April 2, 2014	27,726,513
CII Carbon, LLC
	3,586,125	Term Loan, 7.38%, Maturing August 23, 2012	3,613,021
Columbian Chemical Acquisition
	4,653,000	Term Loan, 7.10%, Maturing March 16, 2013	4,658,816
Ferro Corp.
	16,226,000	Term Loan, 8.07%, Maturing June 6, 2012	16,231,079
First Chemical Holding
EUR	1,750,000	Term Loan, 6.369%, Maturing December 18, 2014(2)	2,415,929
EUR	1,750,000	Term Loan, 6.869%, Maturing December 18, 2015(2)	2,425,381
Georgia Gulf Corp.
	8,337,723	Term Loan, 7.32%, Maturing October 3, 2013	8,381,279
Hercules, Inc.
	9,030,308	Term Loan, 6.82%, Maturing October 8, 2010	9,049,498

Principal Amount		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Hexion Specialty Chemicals, Inc.
	$9,900,000	Term Loan, 5.22%, Maturing May 5, 2013	$9,983,150
	31,570,394	Term Loan, 7.88%, Maturing May 5, 2013	31,835,553
INEOS Group
EUR	2,970,000	Term Loan, 6.52%, Maturing December 14, 2011	4,116,722
EUR	2,970,000	Term Loan, 7.02%, Maturing December 14, 2011	4,132,793
	6,345,000	Term Loan, 7.58%, Maturing December 14, 2012	6,391,928
EUR	2,000,000	Term Loan, 7.77%, Maturing December 14, 2012	2,787,442
	6,459,750	Term Loan, 7.58%, Maturing December 14, 2013	6,540,497
	6,459,750	Term Loan, 8.08%, Maturing December 14, 2014	6,540,497
Innophos, Inc.
	8,933,319	Term Loan, 7.57%, Maturing August 10, 2010	8,981,711
Invista B.V.
	3,752,500	Term Loan, 6.85%, Maturing April 30, 2010	3,750,155
	16,664,807	Term Loan, 6.85%, Maturing April 29, 2011	16,696,054
ISP Chemo, Inc.
	20,199,722	Term Loan, 7.13%, Maturing February 16, 2013	20,345,806
Kranton Polymers, LLC
	13,696,150	Term Loan, 7.38%, Maturing May 12, 2013	13,818,840
Lucite International Group Holdings
	1,712,977	Term Loan, 8.07%, Maturing July 7, 2013(2)	1,734,389
	4,850,370	Term Loan, 8.07%, Maturing July 7, 2013	4,911,000
Lyondell Chemical Co.
	33,541,500	Term Loan, 6.86%, Maturing August 16, 2013	33,689,317
Momentive Performance Material
	5,000,000	Term Loan, 7.42%, Maturing December 4, 2013	5,031,770
	5,710,688	Term Loan, 7.63%, Maturing December 4, 2013	5,746,973
Mosaic Co.
	14,868,715	Term Loan, 7.12%, Maturing December 21, 2012	14,964,737
Nalco Co.
	27,328,749	Term Loan, 7.10%, Maturing November 4, 2010	27,512,972
PQ Corp.
	12,412,369	Term Loan, 7.35%, Maturing February 10, 2012	12,458,915
Professional Paint, Inc.
	5,582,813	Term Loan, 7.63%, Maturing May 31, 2012	5,554,898
Propex Fabrics, Inc.
	5,970,007	Term Loan, 8.36%, Maturing July 31, 2012	5,977,469
Rockwood Specialties Group, Inc.
EUR	2,774,087	Term Loan, 6.26%, Maturing July 30, 2011	3,799,345
	27,386,298	Term Loan, 7.36%, Maturing December 10, 2012	27,641,347
Sigmakalon (BC) Holdco B.V.
EUR	9,000,000	Term Loan, 6.41%, Maturing September 9, 2013	12,392,742
EUR	8,210,816	Term Loan, 7.16%, Maturing September 9, 2014	11,352,091
Solo Cup Co.
	19,419,539	Term Loan, 8.85%, Maturing February 27, 2011	19,750,273
	3,175,000	Term Loan, 11.57%, Maturing March 31, 2012	3,251,400

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Solutia, Inc.
	$5,550,000	DIP Loan, 8.36%, Maturing March 31, 2008	$5,615,978
TPG Spring UK, Ltd.
EUR	6,743,946	Term Loan, 6.66%, Maturing June 27, 2013	9,254,615
EUR	6,743,946	Term Loan, 7.16%, Maturing June 27, 2013	9,281,462
Wellman, Inc.
	6,250,000	Term Loan, 9.36%, Maturing February 10, 2009	6,305,987
			$480,679,843
Clothing / Textiles — 0.5%
Hanesbrands, Inc.
	$19,817,143	Term Loan, 7.11%, Maturing September 5, 2013	$19,954,515
	5,000,000	Term Loan, 9.11%, Maturing March 5, 2014	5,128,905
St. John Knits International, Inc.
	3,754,872	Term Loan, 8.35%, Maturing March 23, 2012	3,783,034
The William Carter Co.
	4,370,783	Term Loan, 6.85%, Maturing July 14, 2012	4,373,514
Warnaco, Inc.
	3,863,806	Term Loan, 6.86%, Maturing January 31, 2013	3,871,050
			$37,111,018
Conglomerates — 2.4%
American Greetings Corp.
	$5,497,738	Term Loan, 0.00%, Maturing April 4, 2013(2)	$5,496,022
Amsted Industries, Inc.
	12,777,726	Term Loan, 7.35%, Maturing October 15, 2010	12,825,642
	12,500,000	Term Loan, 6.33%, Maturing April 5, 2013(2)	12,531,250
Blount, Inc.
	3,583,647	Term Loan, 7.08%, Maturing August 9, 2010	3,588,126
Bushnell Performance Optics
	739,020	Term Loan, 8.34%, Maturing August 19, 2011	743,023
Dundee Holdco 4 Limited
EUR	1,457,800	Term Loan, 6.64%, Maturing February 17, 2014	1,995,750
EUR	2,186,700	Term Loan, 9.64%, Maturing August 17, 2015	3,021,603
Dundee Holding, Inc.
	2,761,950	Term Loan, 8.11%, Maturing February 17, 2014	2,768,855
Education Management, LLC
	11,910,000	Term Loan, 7.38%, Maturing June 1, 2013	11,969,550
Euramax International, Inc.
	4,605,919	Term Loan, 8.38%, Maturing June 28, 2012	4,605,919
GBP	934,942	Term Loan, 8.84%, Maturing June 29, 2012	1,861,953
GenTek, Inc.
	4,123,454	Term Loan, 7.36%, Maturing February 25, 2011	4,140,208

Principal Amount		Borrower/Tranche Description	Value
Conglomerates (continued)
Goodman Global Holdings, Inc.
	$9,427,762	Term Loan, 7.13%, Maturing December 23, 2011	$9,459,185
ISS Holdings A/S
EUR	6,510,926	Term Loan, 6.52%, Maturing December 31, 2013	9,030,180
GBP	5,068,562	Term Loan, 8.17%, Maturing December 31, 2013	10,263,069
Jarden Corp.
	22,883,565	Term Loan, 7.10%, Maturing January 24, 2012	22,950,438
Johnson Diversey, Inc.
	2,500,000	Term Loan, 7.86%, Maturing December 16, 2010	2,533,332
	13,001,056	Term Loan, 7.86%, Maturing December 16, 2011	13,174,399
Platinum 100, Ltd.
GBP	3,000,000	Term Loan, 8.15%, Maturing January 15, 2013	6,027,844
GBP	3,000,000	Term Loan, 8.65%, Maturing January 15, 2014	6,050,342
Polymer Group, Inc.
	3,000,000	Revolving Loan, 9.50%, Maturing November 22, 2010(2)	2,940,000
	21,507,999	Term Loan, 7.59%, Maturing November 22, 2012	21,568,501
RBS Global, Inc.
	2,271,250	Term Loan, 7.58%, Maturing July 19, 2013	2,290,769
Rexnord Corp.
	10,542,623	Term Loan, 7.86%, Maturing July 19, 2013	10,633,226
US Investigations Services, Inc.
	6,521,070	Term Loan, 7.85%, Maturing October 14, 2012	6,574,054
	3,851,250	Term Loan, 7.85%, Maturing October 14, 2013	3,882,541
			$192,925,781
Containers and Glass Products — 3.4%
Berry Plastics Corp.
	$15,925,000	Term Loan, 7.32%, Maturing April 3, 2015	$15,992,188
Bluegrass Container Co.
	13,423,562	Term Loan, 7.59%, Maturing June 30, 2013	13,588,954
Consolidated Container Holding
	9,000,000	Term Loan, 7.60%, Maturing March 28, 2014	9,035,622
Crown Americas, Inc.
EUR	4,455,000	Term Loan, 5.56%, Maturing November 15, 2012	6,079,961
	11,286,000	Term Loan, 7.11%, Maturing November 15, 2012	11,324,090
Graham Packaging Holdings Co.
	35,775,000	Term Loan, 7.63%, Maturing October 7, 2011	36,035,871
Graphic Packaging International, Inc.
	10,500,000	Revolving Loan, 8.32%, Maturing August 8, 2007(2)	10,408,125
	38,430,252	Term Loan, 7.83%, Maturing August 8, 2010	38,589,391
IPG (US), Inc.
	10,376,328	Term Loan, 8.05%, Maturing July 28, 2011	10,415,239
JSG Acquisitions
EUR	17,250,000	Term Loan, 6.12%, Maturing December 31, 2014	23,805,866
EUR	17,250,000	Term Loan, 6.64%, Maturing December 31, 2014	23,911,617

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Containers and Glass Products (continued)
OI European Group B.V.
EUR	12,316,500	Term Loan, 5.36%, Maturing June 14, 2013	$16,756,415
Owens-Brockway Glass Container
	10,288,188	Term Loan, 6.82%, Maturing June 14, 2013	10,323,558
Picnal Acquisition, Inc.
GBP	1,836,844	Term Loan, 8.26%, Maturing June 30, 2011	3,671,608
GBP	2,172,616	Term Loan, 8.76%, Maturing June 30, 2012	4,354,171
Pregis Corp.
	2,659,500	Term Loan, 7.60%, Maturing October 12, 2011	2,681,108
Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 5.22%, Maturing November 1, 2011	3,253,522
	4,576,977	Term Loan, 7.38%, Maturing November 1, 2011	4,616,765
	24,524,372	Term Loan, 7.38%, Maturing November 1, 2011	24,737,563
			$269,581,634
Cosmetics / Toiletries — 0.2%
American Safety Razor Co.
	$3,473,750	Term Loan, 7.86%, Maturing July 31, 2013	$3,504,145
Prestige Brands, Inc.
	13,310,452	Term Loan, 7.63%, Maturing April 7, 2011	13,393,643
			$16,897,788
Drugs — 0.5%
Pharmaceutical Holdings Corp.
	$5,400,000	Term Loan, 8.57%, Maturing January 30, 2012	$5,413,500
Stiefel Laboratories, Inc.
	10,049,812	Term Loan, 7.61%, Maturing December 28, 2013	10,150,311
Warner Chilcott Corp.
	6,586,999	Term Loan, 7.35%, Maturing January 18, 2012	6,626,166
	21,489,246	Term Loan, 7.36%, Maturing January 18, 2012	21,619,707
			$43,809,684
Ecological Services and Equipment — 1.8%
Allied Waste Industries, Inc.
	$9,113,375	Term Loan, 5.33%, Maturing January 15, 2012	$9,168,055
	23,771,920	Term Loan, 7.10%, Maturing January 15, 2012	23,903,522
AVR Acquisitions B.V.
EUR	3,500,000	Term Loan, 6.41%, Maturing March 31, 2014	4,878,128
EUR	3,500,000	Term Loan, 6.16%, Maturing March 31, 2015	4,860,216
Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 6.17%, Maturing April 1, 2015	2,777,692
Casella Waste Systems, Inc.
	3,000,000	Term Loan, 7.36%, Maturing April 28, 2010	3,016,875

Principal Amount		Borrower/Tranche Description	Value
Ecological Services and Equipment (continued)
Duratek, Inc.
	$4,550,964	Term Loan, 7.63%, Maturing June 7, 2013	$4,596,473
EnergySolutions, LLC
	479,560	Term Loan, 7.57%, Maturing June 7, 2013	484,355
	9,819,856	Term Loan, 7.63%, Maturing June 7, 2013	9,918,055
Environmental Systems, Inc.
	4,895,278	Term Loan, 10.75%, Maturing December 12, 2008	4,883,040
	1,000,000	Term Loan, 17.25%, Maturing December 12, 2010	562,500
IESI Corp.
	9,267,647	Term Loan, 7.11%, Maturing January 20, 2012	9,296,608
Kemble Water Structure Ltd.
GBP	12,750,000	Term Loan, 9.33%, Maturing October 13, 2013	25,765,460
PHS Group PIC
GBP	1,500,000	Term Loan, 7.99%, Maturing July 5, 2010	3,014,774
GBP	1,500,000	Term Loan, 8.49%, Maturing July 5, 2011	3,032,587
Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009(2)	2,835,000
	965,556	Term Loan, 7.36%, Maturing December 17, 2010	970,384
	8,912,822	Term Loan, 7.36%, Maturing December 17, 2010	8,957,386
Sulo GmbH
EUR	7,250,000	Term Loan, 6.58%, Maturing January 19, 2014	9,959,375
EUR	7,250,000	Term Loan, 7.08%, Maturing January 19, 2015	10,001,634
			$142,882,119
Electronics / Electrical — 2.5%
Advanced Micro Devices, Inc.
	$16,771,140	Term Loan, 7.34%, Maturing December 31, 2013	$16,816,874
AMI Semiconductor, Inc.
	7,813,133	Term Loan, 6.82%, Maturing April 1, 2012	7,793,600
Aspect Software, Inc.
	11,044,500	Term Loan, 8.31%, Maturing July 11, 2011	11,159,551
Communications & Power, Inc.
	3,760,641	Term Loan, 7.57%, Maturing July 23, 2010	3,777,094
EnerSys Capital, Inc.
	10,252,654	Term Loan, 7.11%, Maturing March 17, 2011	10,316,734
Fairchild Semiconductor Corp.
	16,450,688	Term Loan, 6.85%, Maturing June 26, 2013	16,440,406
FCI International S.A.S.
EUR	750,000	Term Loan, 6.24%, Maturing November 1, 2013	1,038,489
	1,000,000	Term Loan, 7.73%, Maturing November 1, 2013	1,012,708
	764,245	Term Loan, 7.74%, Maturing November 1, 2013	773,957
	735,755	Term Loan, 7.87%, Maturing November 1, 2013	745,105
	764,245	Term Loan, 8.62%, Maturing November 1, 2013	771,887
	735,755	Term Loan, 8.62%, Maturing November 1, 2013	743,113
EUR	750,000	Term Loan, 6.24%, Maturing October 31, 2014	1,038,489

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Fender Musical Instruments Co.
	$1,410,186	Term Loan, 8.11%, Maturing March 30, 2012	$1,431,339
	500,000	Term Loan, 11.36%, Maturing October 1, 2012	512,500
Freescale Semiconductor, Inc.
	34,513,500	Term Loan, 7.11%, Maturing December 1, 2013	34,611,484
Ganymed 347 VV GmbH
EUR	1,500,000	Term Loan, 6.87%, Maturing April 30, 2013	2,065,569
EUR	1,500,000	Term Loan, 7.37%, Maturing April 30, 2014	2,075,076
Infor Enterprise Solutions Holdings
EUR	2,992,500	Term Loan, 6.91%, Maturing July 28, 2012	4,124,855
	33,185,743	Term Loan, 9.10%, Maturing July 28, 2012	33,442,223
Intergraph Corp.
	3,799,524	Term Loan, 7.86%, Maturing May 29, 2014	3,827,230
Invensys International Holding
EUR	1,001,757	Term Loan, 5.91%, Maturing December 15, 2010	1,374,838
	2,166,667	Term Loan, 7.36%, Maturing December 15, 2010	2,185,174
	2,333,333	Term Loan, 7.35%, Maturing January 15, 2011	2,353,265
Open Solutions, Inc.
	12,400,000	Term Loan, 7.49%, Maturing January 23, 2014	12,462,000
Sensata Technologies Finance Co.
	7,900,350	Term Loan, 7.10%, Maturing April 27, 2013	7,905,509
SS&C Technologies, Inc.
	5,096,774	Term Loan, 7.32%, Maturing November 23, 2012	5,127,569
	206,669	Term Loan, 7.84%, Maturing November 23, 2012	207,918
Vertafore, Inc.
	12,575,000	Term Loan, 7.82%, Maturing January 31, 2012	12,649,670
			$198,784,226
Equipment Leasing — 0.8%
AWAS Capital, Inc.
	$16,921,144	Term Loan, 7.13%, Maturing March 22, 2013	$16,836,539
Maxim Crane Works, L.P.
	7,589,673	Term Loan, 7.33%, Maturing January 28, 2010	7,603,904
Rental Service Corp.
	4,100,000	Term Loan, 8.86%, Maturing November 30, 2013	4,169,700
The Hertz Corp.
	2,875,000	Term Loan, 5.35%, Maturing December 21, 2012	2,898,247
	16,059,750	Term Loan, 7.08%, Maturing December 21, 2012(2)	16,189,609
United Rentals, Inc.
	5,212,716	Term Loan, 5.32%, Maturing February 14, 2011	5,242,579
	11,377,494	Term Loan, 7.32%, Maturing February 14, 2011	11,442,676
			$64,383,254

Principal Amount	Borrower/Tranche Description	Value
Farming / Agriculture — 0.2%
Central Garden & Pet Co.
$10,914,613	Term Loan, 6.82%, Maturing February 28, 2014	$10,933,375
United Agri Products, Inc.
2,977,500	Term Loan, 7.36%, Maturing June 8, 2012	2,984,944
		$13,918,319
Financial Intermediaries — 1.0%
Citgo III, Ltd.
$1,725,000	Term Loan, 8.11%, Maturing August 3, 2013	$1,738,477
1,725,000	Term Loan, 8.61%, Maturing August 3, 2014	1,744,406
Coinstar, Inc.
8,382,307	Term Loan, 7.35%, Maturing July 7, 2011	8,429,458
E.A. Viner International Co.
1,188,750	Term Loan, 7.85%, Maturing July 31, 2013	1,200,637
Grosvenor Capital Management
4,364,063	Term Loan, 7.60%, Maturing December 5, 2013	4,413,158
iPayment, Inc.
7,078,500	Term Loan, 7.34%, Maturing May 10, 2013	7,082,924
LPL Holdings, Inc.
25,666,236	Term Loan, 7.85%, Maturing June 30, 2013	26,023,151
Oxford Acquisition III, Ltd.
10,025,000	Term Loan, 7.74%, Maturing September 20, 2013	10,125,090
The Geo Group, Inc.
1,348,664	Term Loan, 6.82%, Maturing January 24, 2014	1,353,722
The Macerich Partnership, L.P.
11,280,000	Term Loan, 6.88%, Maturing April 25, 2010	11,301,150
		$73,412,173
Food Products — 3.1%
Acosta, Inc.
$17,865,000	Term Loan, 7.57%, Maturing July 28, 2013	$18,025,035
Advance Food Company, Inc.
555,556	Term Loan, 0.00%, Maturing March 16, 2014(2)	556,077
1,944,444	Term Loan, 7.10%, Maturing March 16, 2014	1,946,268
American Seafoods Group, LLC
3,991,434	Term Loan, 7.10%, Maturing September 30, 2012	4,008,896
B&G Foods, Inc.
3,000,000	Term Loan, 7.36%, Maturing February 23, 2013	3,018,750
BF Bolthouse HoldCo, LLC
6,369,375	Term Loan, 7.63%, Maturing December 16, 2012	6,407,196
Birds Eye Foods, Inc.
5,000,000	Term Loan, 7.09%, Maturing March 22, 2013	5,013,280

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Food Products (continued)
BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 8.23%, Maturing December 20, 2013	$4,465,665
GBP	2,200,000	Term Loan, 8.73%, Maturing December 20, 2014	4,484,914
GBP	2,500,000	Term Loan, 10.19%, Maturing June 30, 2015	5,139,719
Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 6.35%, Maturing December 31, 2013	2,084,229
EUR	1,500,000	Term Loan, 6.83%, Maturing December 31, 2014	2,089,347
EUR	3,000,000	Term Loan, 8.60%, Maturing January 24, 2016	4,196,606
Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 7.11%, Maturing May 2, 2012	3,003,750
Charden International B.V.
EUR	1,000,000	Term Loan, 6.54%, Maturing March 14, 2014	1,372,711
EUR	1,000,000	Term Loan, 7.04%, Maturing March 14, 2015	1,378,397
EUR	1,500,000	Term Loan, 9.54%, Maturing March 14, 2016	2,069,302
Chiquita Brands, LLC
	9,586,973	Term Loan, 8.38%, Maturing June 28, 2012	9,712,802
Dean Foods Co.
	29,175,000	Term Loan, 6.87%, Maturing April 2, 2014	29,258,207
Del Monte Corp.
	5,701,135	Term Loan, 6.84%, Maturing February 8, 2012	5,719,458
Dole Food Company, Inc.
	1,284,358	Term Loan, 5.23%, Maturing April 12, 2013	1,284,537
	9,536,358	Term Loan, 7.46%, Maturing April 12, 2013	9,537,684
	2,860,907	Term Loan, 7.54%, Maturing April 12, 2013	2,861,305
Foodvest Limited
EUR	632,918	Term Loan, 6.23%, Maturing March 16, 2014	872,952
GBP	437,500	Term Loan, 7.83%, Maturing March 16, 2014	880,539
EUR	580,555	Term Loan, 6.73%, Maturing March 16, 2015	803,592
GBP	401,305	Term Loan, 8.33%, Maturing March 16, 2015	809,571
GBP	500,000	Term Loan, 10.33%, Maturing September 16, 2015	1,021,017
Michael Foods, Inc.
	16,378,354	Term Loan, 7.36%, Maturing November 21, 2010	16,446,603
Nash-Finch Co.
	5,173,200	Term Loan, 7.88%, Maturing November 12, 2010	5,186,133
National Dairy Holdings, L.P.
	8,398,110	Term Loan, 7.32%, Maturing March 15, 2012	8,413,857
Picard Surgeles S.A.
EUR	8,000,000	Term Loan, 6.08%, Maturing June 4, 2014	11,044,245
Pinnacle Foods Finance, LLC
	7,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013(2)	6,790,000
	32,600,000	Term Loan, 8.10%, Maturing April 2, 2014	32,860,800
QCE Finance, LLC
	10,128,487	Term Loan, 7.60%, Maturing May 5, 2013	10,179,130
Reddy Ice Group, Inc.
	14,335,000	Term Loan, 7.11%, Maturing August 9, 2012	14,375,324

Principal Amount		Borrower/Tranche Description	Value
Food Products (continued)
Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 8.35%, Maturing January 5, 2015	$5,082,790
United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.39%, Maturing December 14, 2014	1,678,066
GBP	3,859,511	Term Loan, 8.23%, Maturing December 14, 2014	7,842,942
			$251,921,696
Food Service — 1.2%
AFC Enterprises, Inc.
	$3,223,266	Term Loan, 7.13%, Maturing May 23, 2009	$3,247,441
Buffets, Inc.
	1,475,833	Term Loan, 5.26%, Maturing May 1, 2013	1,488,286
	11,146,231	Term Loan, 8.36%, Maturing November 1, 2013	11,240,283
Burger King Corp.
	6,935,164	Term Loan, 6.88%, Maturing June 30, 2012	6,961,649
CBRL Group, Inc.
	3,882,759	Term Loan, 0.00%, Maturing April 27, 2013(2)	3,881,140
	9,585,062	Term Loan, 6.86%, Maturing April 27, 2013	9,608,028
CKE Restaurants, Inc.
	9,000,000	Term Loan, 6.75%, Maturing March 27, 2013	9,011,250
Denny's, Inc.
	1,063,333	Term Loan, 7.32%, Maturing March 31, 2012	1,073,635
	6,410,166	Term Loan, 7.35%, Maturing March 31, 2012	6,472,268
Domino's, Inc.
	6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009(2)	6,559,630
Elior Sca
EUR	701,754	Term Loan, 6.29%, Maturing June 23, 2014	971,487
EUR	701,754	Term Loan, 6.79%, Maturing June 23, 2015	975,876
Holding Bercy Investissement S
EUR	1,096,491	Term Loan, 6.54%, Maturing June 23, 2011	1,522,621
Landry's Restaurants, Inc.
	2,103,677	Term Loan, 7.08%, Maturing December 28, 2010	2,106,744
Maine Beverage Co., LLC
	3,339,286	Term Loan, 7.10%, Maturing June 30, 2010	3,330,937
NPC International, Inc.
	4,368,535	Term Loan, 7.10%, Maturing May 3, 2013	4,379,456
Nutro Products, Inc.
	3,535,840	Term Loan, 7.35%, Maturing April 26, 2013	3,539,157
Sagittarius Restaurants, LLC
	4,831,212	Term Loan, 7.62%, Maturing March 29, 2013	4,858,388
SSP Financing, Ltd.
EUR	1,025,146	Term Loan, 6.32%, Maturing June 15, 2014	1,415,009
	3,954,516	Term Loan, 7.76%, Maturing June 15, 2014	3,984,175
EUR	1,025,146	Term Loan, 6.82%, Maturing June 15, 2015	1,421,130
	3,954,516	Term Loan, 8.26%, Maturing June 15, 2015	4,000,653
			$92,049,243

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Food / Drug Retailers — 1.1%
	General Nutrition Centers, Inc.
	$12,300,000	Term Loan, 7.60%, Maturing September 16, 2013	$12,295,387
	Giant Eagle, Inc.
	11,988,150	Term Loan, 6.85%, Maturing November 7, 2012	12,040,598
	Roundy's Supermarkets, Inc.
	24,120,298	Term Loan, 8.09%, Maturing November 3, 2011	24,352,456
	Supervalu, Inc.
	14,355,000	Term Loan, 6.84%, Maturing June 1, 2012	14,430,852
	The Jean Coutu Group (PJC), Inc.
	24,998,553	Term Loan, 7.88%, Maturing July 30, 2011	25,058,649
			$88,177,942
	Forest Products — 1.9%
	Appleton Papers, Inc.
	$11,990,672	Term Loan, 7.60%, Maturing June 11, 2010	$12,020,649
	Boise Cascade Holdings, LLC
	18,677,451	Term Loan, 6.82%, Maturing October 29, 2011	18,763,404
	Buckeye Technologies, Inc.
	6,662,408	Term Loan, 7.33%, Maturing April 15, 2010	6,674,900
	Domtar Corp.
	17,000,000	Term Loan, 6.74%, Maturing March 7, 2014	17,002,125
	Georgia-Pacific Corp.
	71,404,195	Term Loan, 7.09%, Maturing December 20, 2012	71,839,303
	NewPage Corp.
	12,341,379	Term Loan, 7.63%, Maturing May 2, 2011	12,464,793
	Xerium Technologies, Inc.
EUR	1,965,000	Term Loan, 6.67%, Maturing May 18, 2012	2,689,444
	9,259,910	Term Loan, 8.10%, Maturing May 18, 2012	9,283,060
			$150,737,678
	Healthcare — 6.6%
	Accellent, Inc.
	$3,209,375	Term Loan, 7.86%, Maturing November 22, 2012	$3,208,707
	Alliance Imaging, Inc.
	8,832,983	Term Loan, 7.88%, Maturing December 29, 2011	8,881,565
	American Achievement Corp.
	5,535,973	Term Loan, 7.72%, Maturing March 25, 2011	5,576,342
	American Medical Systems
	12,536,925	Term Loan, 7.68%, Maturing July 20, 2012	12,552,596
	AMN Healthcare, Inc.
	2,705,099	Term Loan, 7.10%, Maturing November 2, 2011	2,713,553
	AMR HoldCo, Inc.
	6,037,874	Term Loan, 7.38%, Maturing February 10, 2012	6,062,406

	Principal Amount	Borrower/Tranche Description	Value
	Healthcare (continued)
	Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 6.56%, Maturing March 23, 2015	$8,851,585
	CB Diagnostics AB
	999,652	Term Loan, 7.46%, Maturing January 16, 2015	1,012,148
	2,318,673	Term Loan, 7.71%, Maturing January 16, 2016	2,359,250
	Community Health Systems, Inc.
	47,733,440	Term Loan, 7.10%, Maturing August 19, 2011	47,908,717
	8,955,000	Term Loan, 7.10%, Maturing February 29, 2012	8,987,883
	Concentra Operating Corp.
	7,287,856	Term Loan, 7.33%, Maturing September 30, 2011	7,315,186
	ConMed Corp.
	5,735,185	Term Loan, 7.07%, Maturing April 13, 2013	5,738,770
	CRC Health Corp.
	7,815,849	Term Loan, 7.85%, Maturing February 6, 2013	7,864,698
	Davita, Inc.
	32,753,823	Term Loan, 6.84%, Maturing October 5, 2012	32,886,902
	DJ Orthopedics, LLC
	2,477,750	Term Loan, 6.88%, Maturing April 7, 2013	2,477,750
	Emdeon Business Services, LLC
	13,773,197	Term Loan, 7.60%, Maturing November 16, 2013	13,850,671
	Encore Medical Finance, LLC
	8,159,051	Term Loan, 7.88%, Maturing November 3, 2013	8,187,102
	FGX International, Inc.
	3,960,000	Term Loan, 9.35%, Maturing December 12, 2012	3,969,900
	FHC Health Systems, Inc.
	888,889	Term Loan, 12.11%, Maturing June 27, 2008	915,556
	989,205	Term Loan, 12.11%, Maturing December 18, 2009	1,018,881
	692,443	Term Loan, 14.11%, Maturing December 18, 2009	709,754
	3,250,000	Term Loan, 15.11%, Maturing February 7, 2011	3,331,250
	Fresenius Medical Care Holdings
	24,938,056	Term Loan, 6.73%, Maturing March 31, 2013	24,945,089
	Gambro Holding AB
EUR	2,000,000	Term Loan, 6.60%, Maturing June 5, 2014	2,768,737
	1,500,000	Term Loan, 7.87%, Maturing June 5, 2014	1,515,937
EUR	2,000,000	Term Loan, 7.10%, Maturing June 5, 2015	2,781,410
	1,500,000	Term Loan, 8.37%, Maturing June 5, 2015	1,522,500
	Graceway Pharmaceuticals, LLC
	12,819,300	Term Loan, 7.85%, Maturing December 29, 2011	12,843,336
	Hanger Orthopedic Group, Inc.
	5,433,937	Term Loan, 7.60%, Maturing May 30, 2013	5,463,417
	HCA, Inc.
	61,246,500	Term Loan, 7.60%, Maturing November 18, 2013	61,958,246
	Health Management Association, Inc.
	24,725,000	Term Loan, 7.10%, Maturing February 28, 2014	24,851,196

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Healthcare (continued)
HealthSouth Corp.
	$17,368,750	Term Loan, 7.85%, Maturing March 10, 2013	$17,509,871
Ikaria Acquisition, Inc.
	5,336,170	Term Loan, 7.84%, Maturing March 28, 2013	5,369,521
Kinetic Concepts, Inc.
	5,560,985	Term Loan, 6.85%, Maturing October 3, 2009	5,573,152
Leiner Health Products, Inc.
	8,120,375	Term Loan, 8.58%, Maturing May 27, 2011	8,064,547
LifeCare Holdings, Inc.
	9,111,250	Term Loan, 7.60%, Maturing August 11, 2012	9,049,749
LifePoint Hospitals, Inc.
	30,559,918	Term Loan, 6.99%, Maturing April 15, 2012	30,520,771
Magellan Health Services, Inc.
	3,679,054	Term Loan, 5.20%, Maturing August 15, 2008	3,688,252
	2,299,409	Term Loan, 7.10%, Maturing August 15, 2008	2,305,157
Matria Healthcare, Inc.
	3,161,743	Term Loan, 7.35%, Maturing January 19, 2012	3,177,552
Multiplan Merger Corp.
	9,233,838	Term Loan, 7.82%, Maturing April 12, 2013	9,308,862
National Mentor Holdings, Inc.
	484,400	Term Loan, 5.32%, Maturing June 29, 2013	486,368
	8,104,358	Term Loan, 7.35%, Maturing June 29, 2013	8,137,286
Nyco Holdings
EUR	9,850,000	Term Loan, 6.41%, Maturing December 29, 2014	13,495,295
EUR	9,850,000	Term Loan, 6.91%, Maturing December 29, 2015	13,556,917
P&F Capital S.A.R.L.
EUR	836,893	Term Loan, 6.30%, Maturing February 21, 2014	1,158,966
EUR	260,194	Term Loan, 6.30%, Maturing February 21, 2014	360,328
EUR	500,938	Term Loan, 6.30%, Maturing February 21, 2014	693,721
EUR	401,974	Term Loan, 6.30%, Maturing February 21, 2014	556,671
EUR	378,378	Term Loan, 6.80%, Maturing February 21, 2015	526,021
EUR	140,541	Term Loan, 6.80%, Maturing February 21, 2015	195,379
EUR	291,892	Term Loan, 6.80%, Maturing February 21, 2015	405,787
EUR	1,189,189	Term Loan, 6.80%, Maturing February 21, 2015	1,653,207
RadNet Management, Inc.
	4,488,750	Term Loan, 8.83%, Maturing November 15, 2012	4,511,194
Renal Advantage, Inc.
	2,315,482	Term Loan, 7.85%, Maturing October 5, 2012	2,338,637
Select Medical Holding Corp.
	2,000,000	Revolving Loan, 9.25%, Maturing February 24, 2010(2)	1,995,000
	9,751,000	Term Loan, 7.36%, Maturing February 24, 2012	9,734,930
Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 8.88%, Maturing May 13, 2010	5,688,387
Vanguard Health Holding Co., LLC
	14,873,630	Term Loan, 7.60%, Maturing September 23, 2011	14,988,276

Principal Amount		Borrower/Tranche Description	Value
Healthcare (continued)
Ventiv Health, Inc.
	$3,424,048	Term Loan, 6.85%, Maturing October 5, 2011	$3,427,259
VWR International, Inc.
EUR	2,314,431	Term Loan, 6.25%, Maturing April 7, 2011	3,182,310
	9,734,271	Term Loan, 7.61%, Maturing April 7, 2011	9,798,157
			$526,488,570
Home Furnishings — 1.1%
Interline Brands, Inc.
	$13,215,128	Term Loan, 7.07%, Maturing June 23, 2013	$13,239,906
Knoll, Inc.
	8,958,544	Term Loan, 7.10%, Maturing October 3, 2012	9,010,056
National Bedding Co., LLC
	11,349,800	Term Loan, 7.35%, Maturing August 31, 2011	11,375,337
	1,500,000	Term Loan, 10.36%, Maturing August 31, 2012	1,528,125
Oreck Corp.
	4,256,189	Term Loan, 10.00%, Maturing February 2, 2012	4,149,784
Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 6.56%, Maturing April 7, 2013	6,157,104
EUR	4,478,261	Term Loan, 7.06%, Maturing April 7, 2014	6,179,876
Sealy Mattress Co.
	5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)	4,887,625
	6,657,221	Term Loan, 6.85%, Maturing August 25, 2012	6,668,871
Simmons Co.
	21,880,243	Term Loan, 7.43%, Maturing December 19, 2011	22,016,994
	2,500,000	Term Loan, 10.65%, Maturing February 15, 2012	2,477,082
			$87,690,760
Industrial Equipment — 1.9%
Aearo Technologies, Inc.
	$6,237,000	Term Loan, 7.85%, Maturing March 22, 2013	$6,309,767
Alliance Laundry Holdings, LLC
	3,678,351	Term Loan, 7.57%, Maturing January 27, 2012	3,708,238
Baldor Electric Co.
	7,016,625	Term Loan, 7.13%, Maturing January 31, 2014	7,052,438
Brock Holdings III, Inc.
	3,050,000	Term Loan, 7.32%, Maturing February 26, 2014	3,065,250
Colfax Corp.
	2,003,327	Term Loan, 7.63%, Maturing May 30, 2009	2,016,475
EUR	4,937,500	Term Loan, 6.17%, Maturing December 19, 2011	6,788,992
Douglas Dynamics Holdings, Inc.
	4,124,249	Term Loan, 7.10%, Maturing December 16, 2010	4,093,317
Flowserve Corp.
	13,690,341	Term Loan, 6.88%, Maturing August 10, 2012	13,726,278

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Industrial Equipment (continued)
Generac Acquisition Corp.
	$11,895,000	Term Loan, 7.85%, Maturing November 7, 2013	$11,912,842
Gleason Corp.
	5,067,879	Term Loan, 7.60%, Maturing June 30, 2013	5,110,642
GSCP Athena (Finnish) Holdings
EUR	5,929,358	Term Loan, 6.35%, Maturing August 31, 2013	8,123,885
EUR	5,718,347	Term Loan, 6.85%, Maturing August 31, 2014	7,868,217
Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)	4,423,695
GBP	2,781,352	Term Loan, 7.43%, Maturing December 27, 2010	5,522,889
John Maneely Co.
	16,924,176	Term Loan, 8.61%, Maturing December 8, 2013	16,977,064
Kion Group GmbH
	2,250,000	Term Loan, 7.58%, Maturing December 23, 2014	2,280,636
	2,250,000	Term Loan, 7.83%, Maturing December 23, 2015	2,291,886
PP Acquisition Corp.
	20,433,761	Term Loan, 8.32%, Maturing November 12, 2011	20,535,930
Prysmian S.R.L.
EUR	3,300,183	Term Loan, 6.35%, Maturing August 22, 2014	4,521,621
EUR	291,193	Term Loan, 6.85%, Maturing August 22, 2015	400,670
Terex Corp.
	5,657,250	Term Loan, 7.10%, Maturing July 13, 2013	5,678,465
TFS Acquisition Corp.
	5,472,500	Term Loan, 8.85%, Maturing August 11, 2013	5,513,544
TNT Logistics Holdings
EUR	3,139,353	Term Loan, 6.36%, Maturing January 4, 2014	4,339,898
EUR	1,135,787	Term Loan, 6.42%, Maturing January 4, 2014	1,570,133
			$153,832,772
Insurance — 0.8%
ARG Holding, Inc.
	$7,850,625	Term Loan, 8.38%, Maturing November 30, 2011	$7,914,411
	500,000	Term Loan, 12.63%, Maturing November 30, 2012	507,812
CCC Information Services Group
	4,753,361	Term Loan, 7.85%, Maturing February 10, 2013	4,781,587
Conseco, Inc.
	22,938,740	Term Loan, 7.32%, Maturing October 10, 2013	23,074,950
Hilb, Rogal & Hobbs Co.
	5,643,000	Term Loan, 6.85%, Maturing April 26, 2013	5,651,227
U.S.I. Holdings Corp.
	18,567,946	Term Loan, 7.57%, Maturing March 24, 2011	18,591,156
			$60,521,143

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies — 4.6%
24 Hour Fitness Worldwide, Inc.
$11,414,700	Term Loan, 7.85%, Maturing June 8, 2012	$11,493,176
Alliance Atlantis Communications, Inc.
6,469,960	Term Loan, 6.82%, Maturing December 31, 2011	6,472,994
AMC Entertainment, Inc.
16,787,699	Term Loan, 7.07%, Maturing January 26, 2013	16,887,754
AMF Bowling Worldwide, Inc.
2,154,471	Term Loan, 8.32%, Maturing August 27, 2009	2,169,283
Bombardier Recreational Product
14,400,000	Term Loan, 7.86%, Maturing June 28, 2013	14,512,507
Butterfly Wendel US, Inc.
1,237,500	Term Loan, 8.08%, Maturing June 22, 2013	1,257,545
1,237,500	Term Loan, 7.83%, Maturing June 22, 2014	1,251,358
Carmike Cinemas, Inc.
6,692,695	Term Loan, 8.59%, Maturing May 19, 2012	6,771,575
9,335,522	Term Loan, 8.61%, Maturing May 19, 2012	9,445,551
Cedar Fair, L.P.
4,962,500	Term Loan, 7.33%, Maturing August 31, 2011	5,010,056
19,105,625	Term Loan, 7.32%, Maturing August 30, 2012	19,308,622
Cinemark, Inc.
30,798,991	Term Loan, 7.13%, Maturing October 5, 2013	30,957,267
Dave & Buster's, Inc.
2,371,269	Term Loan, 7.85%, Maturing March 8, 2013	2,389,054
Deluxe Entertainment Services
3,900,000	Term Loan, 5.25%, Maturing January 28, 2011	3,841,500
2,923,858	Term Loan, 8.35%, Maturing January 28, 2011	2,936,042
DW Funding, LLC
6,500,000	Term Loan, 7.23%, Maturing April 30, 2011	6,516,250
Easton-Bell Sports, Inc.
7,029,000	Term Loan, 7.07%, Maturing March 16, 2012	7,044,379
Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 2.75%, Maturing December 31, 2008(2)	1,007,162
Mega Blocks, Inc.
1,915,386	Term Loan, 7.13%, Maturing July 26, 2012	1,914,788
Metro-Goldwyn-Mayer Holdings, Inc.
60,186,850	Term Loan, 8.60%, Maturing April 8, 2012	60,323,234
National Cinemedia, LLC
15,250,000	Term Loan, 7.09%, Maturing February 13, 2015	15,277,923
Regal Cinemas Corp.
33,334,994	Term Loan, 7.10%, Maturing November 10, 2010	33,480,834
Revolution Studios
12,668,617	Term Loan, 9.07%, Maturing December 21, 2014	12,763,632
Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 8.57%, Maturing June 30, 2008(2)	3,262,208
25,387,298	Term Loan, 8.60%, Maturing June 30, 2009	25,588,290

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Southwest Sports Group, LLC
	$9,500,000	Term Loan, 7.88%, Maturing December 22, 2010	$9,502,973
Universal City Development Partners, Ltd.
	18,996,088	Term Loan, 7.36%, Maturing June 9, 2011	19,114,813
WMG Acquisition Corp.
	4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	4,293,420
	29,744,477	Term Loan, 7.36%, Maturing February 28, 2011	29,896,917
			$364,691,107
Lodging and Casinos — 3.7%
Ameristar Casinos, Inc.
	$5,112,613	Term Loan, 6.82%, Maturing November 10, 2012	$5,116,448
Bally Technologies, Inc.
	15,372,887	Term Loan, 8.61%, Maturing September 5, 2009	15,526,616
Boyd Gaming Corp.
	25,766,784	Term Loan, 6.82%, Maturing June 30, 2011	25,874,361
CCM Merger, Inc.
	8,031,549	Term Loan, 7.35%, Maturing April 25, 2012	8,076,726
Choctaw Resort Development Enterprise
	3,505,670	Term Loan, 7.07%, Maturing November 4, 2011	3,523,198
Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 5.08%, Maturing June 30, 2014(2)	2,071,435
EUR	1,500,000	Term Loan, 5.37%, Maturing June 30, 2015(2)	2,081,670
Fairmont Hotels and Resorts, Inc.
	4,136,176	Term Loan, 8.57%, Maturing May 12, 2011	4,172,368
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 7.83%, Maturing November 20, 2014	3,000,477
GBP	1,500,000	Term Loan, 8.33%, Maturing November 20, 2015	3,019,697
Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.09%, Maturing December 12, 2012(2)	9,924,256
GBP	12,965,787	Term Loan, 8.11%, Maturing December 12, 2013	26,241,823
GBP	12,005,240	Term Loan, 8.61%, Maturing December 12, 2014	24,390,922
Green Valley Ranch Gaming, LLC
	5,146,909	Term Loan, 7.36%, Maturing February 16, 2014	5,179,999
Herbst Gaming, Inc.
	1,745,625	Term Loan, 7.24%, Maturing December 2, 2011	1,756,717
	6,625,000	Term Loan, 7.26%, Maturing December 2, 2011	6,663,644
Isle of Capri Casinos, Inc.
	19,437,248	Term Loan, 7.07%, Maturing February 4, 2012	19,587,887
Penn National Gaming, Inc.
	47,353,547	Term Loan, 7.11%, Maturing October 3, 2012	47,738,294
Pinnacle Entertainment, Inc.
	5,100,000	Term Loan, 0.00%, Maturing December 14, 2011(2)	5,107,171
	7,500,000	Term Loan, 7.32%, Maturing December 14, 2011	7,566,405

	Principal Amount	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	Seminole Tribe of Florida
	$952,227	Term Loan, 6.875%, Maturing March 5, 2014(2)	$952,822
	6,397,773	Term Loan, 6.88%, Maturing March 5, 2014	6,401,772
	Trump Entertainment Resorts Holdings, L.P.
	5,379,188	Term Loan, 7.87%, Maturing May 20, 2012(2)	5,425,416
	5,379,188	Term Loan, 7.87%, Maturing May 20, 2012	5,425,416
	Venetian Casino Resort, LLC
	32,347,835	Term Loan, 7.09%, Maturing June 15, 2011	32,512,680
	VML US Finance, LLC
	3,333,333	Term Loan, 8.10%, Maturing May 25, 2012(2)	3,355,210
	6,666,667	Term Loan, 7.60%, Maturing May 25, 2013	6,741,667
	Wimar Opco, LLC
	4,025,090	Term Loan, 7.85%, Maturing January 3, 2012	4,071,632
			$291,506,729
	Nonferrous Metals / Minerals — 1.7%
	Almatis Holdings 5 BV
EUR	949,774	Term Loan, 6.34%, Maturing December 21, 2013	$1,311,596
	942,857	Term Loan, 7.86%, Maturing December 21, 2013	953,833
EUR	1,007,336	Term Loan, 6.84%, Maturing December 21, 2014	1,397,274
	1,000,000	Term Loan, 8.36%, Maturing December 21, 2014	1,016,172
	Alpha Natural Resources, LLC
	9,188,712	Term Loan, 7.10%, Maturing October 26, 2012	9,221,737
	Carmeuse Lime, Inc.
	6,734,582	Term Loan, 7.13%, Maturing May 2, 2011	6,751,418
	Compass Minerals Group, Inc.
	7,885,336	Term Loan, 6.85%, Maturing December 22, 2012	7,908,337
	Freeport-McMoran Copper and Gold
	39,441,120	Term Loan, 7.07%, Maturing March 19, 2014	39,603,105
	Magnum Coal Co.
	14,987,500	Term Loan, 8.57%, Maturing March 15, 2013	15,006,235
	Murray Energy Corp.
	10,740,800	Term Loan, 8.36%, Maturing January 28, 2010	10,875,060
	Novelis, Inc.
	20,278,145	Term Loan, 7.61%, Maturing January 6, 2012	20,341,514
	Stillwater Mining Co.
	4,360,000	Revolving Loan, 5.32%, Maturing June 30, 2007(2)	4,316,400
	5,663,296	Term Loan, 7.63%, Maturing June 30, 2007	5,691,612
	Thompson Creek Metals Co.
	8,094,099	Term Loan, 10.11%, Maturing October 26, 2012	8,235,746
			$132,630,039

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas — 1.9%
Citgo Petroleum Corp.
$8,011,699	Term Loan, 6.70%, Maturing November 15, 2012	$8,025,286
Concho Resources, Inc.
16,825,000	Term Loan, 8.60%, Maturing March 27, 2012	16,856,547
Dynegy Holdings, Inc.
11,744,681	Term Loan, 6.82%, Maturing April 2, 2013	11,764,870
2,055,319	Term Loan, 6.82%, Maturing April 2, 2013	2,058,852
El Paso Corp.
10,960,000	Term Loan, 5.23%, Maturing July 31, 2011	11,026,790
Energy Transfer Equity, L.P.
1,000,000	Term Loan, 7.08%, Maturing February 8, 2012	1,007,679
EPCO Holdings, Inc.
4,333,334	Revolving Loan, 6.82%, Maturing August 18, 2008(2)	4,286,391
Goldking Energy Corp.
7,730,625	Term Loan, 10.32%, Maturing December 20, 2011(3)	7,779,328
Key Energy Services, Inc.
9,801,674	Term Loan, 7.83%, Maturing June 30, 2012	9,862,935
McJunkin Corp.
5,087,250	Term Loan, 7.60%, Maturing January 31, 2014	5,120,638
Niska Gas Storage
3,356,677	Term Loan, 7.07%, Maturing May 13, 2011	3,367,167
1,892,397	Term Loan, 7.09%, Maturing May 13, 2011	1,898,311
10,963,919	Term Loan, 7.09%, Maturing May 12, 2013	10,998,181
Petroleum Geo-Services ASA
4,049,951	Term Loan, 7.60%, Maturing December 16, 2012	4,082,350
Primary Natural Resources, Inc.
13,315,500	Term Loan, 9.32%, Maturing July 28, 2010(3)	13,215,634
Targa Resources, Inc.
3,434,480	Term Loan, 5.23%, Maturing October 31, 2012	3,462,117
19,235,738	Term Loan, 7.36%, Maturing October 31, 2012	19,390,527
Volnay Acquisition Co.
2,992,500	Term Loan, 7.35%, Maturing January 12, 2014	3,023,047
W&T Offshore, Inc.
10,850,000	Term Loan, 7.60%, Maturing May 26, 2010	10,938,156
		$148,164,806
Publishing — 6.8%
American Media Operations, Inc.
$23,000,000	Term Loan, 8.59%, Maturing January 31, 2013	$23,167,716
Black Press US Partnership
1,710,294	Term Loan, 7.36%, Maturing August 2, 2013	1,723,657
2,816,956	Term Loan, 7.36%, Maturing August 2, 2013	2,838,964
CBD Media, LLC
7,452,219	Term Loan, 7.82%, Maturing December 31, 2009	7,505,003

Principal Amount		Borrower/Tranche Description	Value
Publishing (continued)
Dex Media East, LLC
	$8,495,093	Term Loan, 6.85%, Maturing May 8, 2009	$8,502,815
Dex Media West, LLC
	13,406,252	Term Loan, 6.85%, Maturing March 9, 2010	13,429,713
	2,159,861	Term Loan, 6.86%, Maturing September 9, 2010	2,163,640
Gatehouse Media Operating, Inc.
	4,825,000	Term Loan, 7.10%, Maturing August 28, 2014	4,805,401
	13,275,000	Term Loan, 7.11%, Maturing August 28, 2014	13,221,077
Hanley-Wood, LLC
	9,223,547	Term Loan, 7.60%, Maturing March 8, 2014	9,215,864
Idearc, Inc.
	58,702,875	Term Loan, 7.35%, Maturing November 17, 2014	59,159,936
Josten's Corp.
	4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009(2)	3,960,000
	24,875,233	Term Loan, 7.33%, Maturing October 4, 2011	25,030,703
Lamar Media Corp.
	5,000,000	Term Loan, 6.88%, Maturing March 31, 2014	5,018,750
MediaNews Group, Inc.
	12,102,216	Term Loan, 6.59%, Maturing August 25, 2010	12,026,577
	7,617,438	Term Loan, 7.09%, Maturing August 2, 2013	7,625,375
Mediannuaire Holding
EUR	2,000,000	Term Loan, 6.14%, Maturing October 10, 2014	2,771,297
EUR	2,000,000	Term Loan, 6.64%, Maturing October 10, 2015	2,784,944
Merrill Communications, LLC
	16,450,711	Term Loan, 7.58%, Maturing February 9, 2009	16,540,680
Newspaper Holdings, Inc.
	2,491,155	Term Loan, 6.63%, Maturing August 24, 2011	2,472,472
	16,050,000	Term Loan, 6.88%, Maturing August 24, 2012	15,999,844
Pages Juanes Groupe S.A.
EUR	5,500,000	Term Loan, 5.64%, Maturing October 24, 2013	7,570,865
Penton Media, Inc.
	3,200,000	Term Loan, 7.60%, Maturing February 1, 2013	3,217,002
Philadelphia Newspapers, LLC
	6,071,515	Term Loan, 8.10%, Maturing June 29, 2013	6,108,199
R.H. Donnelley Corp.
	797,065	Term Loan, 6.57%, Maturing December 31, 2009	795,446
	39,756,012	Term Loan, 6.85%, Maturing June 30, 2010	39,831,787
	10,367,424	Term Loan, 6.85%, Maturing June 30, 2011	10,375,345
Reader's Digest Association
	11,000,000	Revolving Loan, 7.60%, Maturing March 2, 2013(2)	10,835,000
EUR	1,135,847	Term Loan, 6.01%, Maturing March 2, 2014	1,551,116
	37,975,000	Term Loan, 7.38%, Maturing March 2, 2014	38,069,938
Riverdeep Interactive Learning USA, Inc.
	11,944,853	Term Loan, 8.10%, Maturing December 20, 2013	12,037,641

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Publishing (continued)
Seat Pagine Gialle Spa
EUR	14,526,833	Term Loan, 6.22%, Maturing May 25, 2012	$20,014,255
SGS International, Inc.
	3,998,000	Term Loan, 5.15%, Maturing December 30, 2011(2)	4,030,484
	1,209,688	Term Loan, 7.86%, Maturing December 30, 2011	1,219,516
Siegwerk Druckfarben AG
EUR	2,598,750	Term Loan, 6.70%, Maturing September 8, 2013	3,585,437
EUR	2,624,814	Term Loan, 6.92%, Maturing September 8, 2014	3,637,069
Source Media, Inc.
	12,774,042	Term Loan, 7.60%, Maturing November 8, 2011	12,909,767
SP Newsprint Co.
	8,463,065	Term Loan, 5.32%, Maturing January 9, 2010	8,510,670
Springer Science+Business Media
	2,790,582	Term Loan, 7.36%, Maturing May 5, 2010	2,797,558
EUR	1,399,585	Term Loan, 6.21%, Maturing May 5, 2011	1,934,260
	3,097,232	Term Loan, 7.74%, Maturing May 5, 2011	3,120,988
EUR	1,000,000	Term Loan, 6.34%, Maturing May 5, 2012	1,384,368
EUR	1,210,415	Term Loan, 6.59%, Maturing May 5, 2012	1,680,484
	6,452,568	Term Loan, 8.11%, Maturing May 5, 2012	6,535,439
Sun Media Corp.
	8,303,082	Term Loan, 7.11%, Maturing February 7, 2009	8,326,439
The Star Tribune Co.
	8,300,000	Term Loan, 7.59%, Maturing March 5, 2014	8,310,375
Thomas Nelson, Inc.
	1,985,000	Term Loan, 7.59%, Maturing June 12, 2012	1,992,444
Valassis Communications, Inc.
	640,000	Term Loan, 0.00%, Maturing March 2, 2014(2)	639,600
	3,860,000	Term Loan, 7.10%, Maturing March 2, 2014	3,868,847
World Directories ACQI Corp.
EUR	1,500,000	Term Loan, 6.60%, Maturing November 29, 2012	2,069,836
EUR	7,006,198	Term Loan, 7.10%, Maturing November 29, 2013	9,686,211
Xsys US, Inc.
EUR	2,750,000	Term Loan, 6.53%, Maturing September 27, 2013	3,805,970
	7,701,575	Term Loan, 7.82%, Maturing September 27, 2013	7,807,471
EUR	2,750,000	Term Loan, 7.03%, Maturing September 27, 2014	3,819,522
	7,866,565	Term Loan, 8.32%, Maturing September 27, 2014	7,974,730
EUR	1,000,000	Term Loan, 8.59%, Maturing September 27, 2015	1,394,238
YBR Acquisition BV
EUR	7,250,000	Term Loan, 6.34%, Maturing June 30, 2013	10,035,641
EUR	7,250,000	Term Loan, 6.84%, Maturing June 30, 2014	10,066,887
Yell Group, PLC
	21,025,000	Term Loan, 7.32%, Maturing February 10, 2013	21,213,762
			$542,729,035

	Principal Amount	Borrower/Tranche Description	Value
	Radio and Television — 3.5%
	ALM Media Holdings, Inc.
	$7,829,634	Term Loan, 7.85%, Maturing March 4, 2010	$7,852,880
	Block Communications, Inc.
	7,016,212	Term Loan, 7.35%, Maturing December 22, 2011	7,029,368
	CMP Susquehanna Corp.
	2,000,000	Term Loan, 0.00%, Maturing May 5, 2011(2)	1,920,000
	13,350,974	Term Loan, 7.36%, Maturing May 5, 2013	13,441,093
	Cumulus Media, Inc.
	10,850,520	Term Loan, 7.32%, Maturing June 7, 2013	10,925,117
	Emmis Operating Co.
	6,400,000	Term Loan, 7.35%, Maturing November 2, 2013	6,448,602
	Entravision Communications Corp.
	8,963,500	Term Loan, 6.85%, Maturing September 29, 2013	9,000,851
	Gray Television, Inc.
	11,808,753	Term Loan, 6.58%, Maturing January 19, 2015(2)	11,812,449
	HIT Entertainment, Inc.
	837,250	Term Loan, 7.32%, Maturing March 20, 2012	843,268
	NEP II, Inc.
	5,400,000	Term Loan, 7.60%, Maturing February 16, 2014	5,437,967
	Nexstar Broadcasting, Inc.
	24,518,831	Term Loan, 7.10%, Maturing October 1, 2012	24,505,419
	NextMedia Operating, Inc.
	2,794,346	Term Loan, 7.32%, Maturing November 15, 2012	2,798,538
	PanAmSat Corp.
	20,574,119	Term Loan, 7.35%, Maturing January 3, 2014	20,758,648
	Paxson Communications Corp.
	17,925,000	Term Loan, 8.61%, Maturing January 15, 2012	18,350,719
	Raycom TV Broadcasting, LLC
	20,135,192	Term Loan, 6.88%, Maturing August 28, 2013	20,122,608
	SFX Entertainment
	9,924,375	Term Loan, 8.09%, Maturing June 21, 2013	9,973,997
	Spanish Broadcasting System
	12,225,500	Term Loan, 7.10%, Maturing June 10, 2012	12,256,064
	Tyrol Acquisition 2 SAS
EUR	7,300,000	Term Loan, 6.09%, Maturing January 19, 2015	10,097,888
EUR	7,300,000	Term Loan, 6.59%, Maturing January 19, 2016	10,140,140
	Univision Communications, Inc.
	6,125,000	Term Loan, 7.82%, Maturing March 29, 2009	6,131,382
	4,182,886	Term Loan, 0.00%, Maturing September 29, 2014(2)	4,179,678
	57,550,336	Term Loan, 7.61%, Maturing September 29, 2014	57,506,194
	Young Broadcasting, Inc.
	9,424,763	Term Loan, 7.88%, Maturing November 3, 2012	9,477,777
			$281,010,647

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Rail Industries — 0.2%
Kansas City Southern Railway Co.
$15,086,000	Term Loan, 7.07%, Maturing March 30, 2008	$15,142,572
		$15,142,572
Retailers (Except Food and Drug) — 2.1%
Advantage Sales & Marketing, Inc.
$7,692,160	Term Loan, 7.36%, Maturing March 29, 2013	$7,711,391
Amscan Holdings, Inc.
10,197,000	Term Loan, 8.38%, Maturing December 23, 2012	10,289,415
Coinmach Laundry Corp.
24,948,525	Term Loan, 7.88%, Maturing December 19, 2012	25,147,340
Cumberland Farms, Inc.
5,970,000	Term Loan, 7.35%, Maturing September 29, 2013	6,018,506
FTD, Inc.
4,777,049	Term Loan, 7.36%, Maturing July 28, 2013	4,806,906
Harbor Freight Tools USA, Inc.
18,184,433	Term Loan, 7.61%, Maturing July 15, 2010	18,335,964
Home Interiors & Gifts, Inc.
3,513,889	Term Loan, 10.35%, Maturing March 31, 2011	2,538,785
Mapco Express, Inc.
3,588,695	Term Loan, 8.07%, Maturing April 28, 2011	3,611,124
Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 8.09%, Maturing December 3, 2011	8,377,031
Nebraska Book Co., Inc.
11,099,427	Term Loan, 7.83%, Maturing March 4, 2011	11,196,547
Neiman Marcus Group, Inc.
3,996,793	Term Loan, 7.35%, Maturing April 5, 2013	4,036,761
Oriental Trading Co., Inc.
2,000,000	Term Loan, 11.36%, Maturing January 31, 2013	2,040,000
12,902,500	Term Loan, 7.61%, Maturing July 31, 2013	12,942,820
Pamida Holdings Company, Inc.
2,950,000	Revolving Loan, 5.43%, Maturing December 28, 2010(2)	2,935,250
Pep Boys - Manny, Moe, & Jack, (The)
4,168,552	Term Loan, 7.36%, Maturing January 27, 2011	4,197,211
Petro Stopping Center, L.P.
531,250	Term Loan, 7.13%, Maturing February 9, 2008	533,906
Rent-A-Center, Inc.
10,209,442	Term Loan, 7.12%, Maturing November 15, 2012	10,242,408
Savers, Inc.
6,020,058	Term Loan, 8.07%, Maturing August 11, 2012	6,080,259
Shopko Stores, Inc.
7,867,000	Revolving Loan, 6.57%, Maturing December 28, 2010(2)	7,842,416
Stewert Enterprises, Inc.
2,883,827	Term Loan, 7.13%, Maturing November 19, 2011	2,894,641

	Principal Amount	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	The Pantry, Inc.
	$5,727,500	Term Loan, 7.07%, Maturing January 2, 2012	$5,741,819
	The Yankee Candle Company, Inc.
	5,700,000	Term Loan, 7.35%, Maturing February 6, 2014	5,732,775
			$163,253,275
	Steel — 0.0%
	Gibraltar Industries, Inc.
	$3,336,465	Term Loan, 7.13%, Maturing December 8, 2010	$3,334,379
			$3,334,379
	Surface Transport — 0.7%
	Delphi Acquisition Holding, Inc.
	$1,466,276	Term Loan, 7.70%, Maturing April 10, 2015	$1,466,276
	1,466,276	Term Loan, 8.20%, Maturing April 10, 2016	1,466,276
	Horizon Lines, LLC
	4,560,768	Term Loan, 7.60%, Maturing July 7, 2011	4,587,850
	Laidlaw International, Inc.
	10,323,125	Term Loan, 7.09%, Maturing July 31, 2013	10,374,740
	Oshkosh Truck Corp.
	15,461,250	Term Loan, 7.10%, Maturing December 6, 2013	15,526,481
	Ozburn-Hessey Holding Co., LLC
	3,964,628	Term Loan, 8.63%, Maturing August 9, 2012	3,974,540
	Sirva Worldwide, Inc.
	6,866,025	Term Loan, 11.60%, Maturing December 1, 2010	6,754,452
	Vanguard Car Rental USA
	8,883,000	Term Loan, 8.35%, Maturing June 14, 2013	8,967,868
			$53,118,483
	Telecommunications — 3.1%
	Alaska Communications Systems Holdings, Inc.
	$17,775,000	Term Loan, 7.10%, Maturing February 1, 2012	$17,860,693
	American Cellular Corp.
	3,000,000	Term Loan, 0.00%, Maturing March 15, 2014(2)	3,009,999
	11,125,000	Term Loan, 7.32%, Maturing March 15, 2014	11,152,813
	Asurion Corp.
	8,607,498	Term Loan, 8.32%, Maturing July 13, 2012	8,720,472
	BCM Luxembourg, Ltd.
EUR	8,000,000	Term Loan, 6.40%, Maturing September 30, 2014	10,962,360
EUR	8,000,000	Term Loan, 6.78%, Maturing September 30, 2015	11,068,123
	Cellular South, Inc.
	6,869,859	Term Loan, 7.07%, Maturing May 4, 2011	6,904,208

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Telecommunications (continued)
	Centennial Cellular Operating Co., LLC
	$4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	$4,387,500
	16,147,788	Term Loan, 7.35%, Maturing February 9, 2011	16,295,814
	Cincinnati Bell, Inc.
	2,699,250	Term Loan, 6.82%, Maturing August 31, 2012	2,706,843
	Consolidated Communications, Inc.
	21,847,842	Term Loan, 7.10%, Maturing July 27, 2015	21,950,265
	Crown Castle Operating Co.
	5,575,000	Term Loan, 6.89%, Maturing January 9, 2014	5,591,770
	Epicor Software Corp.
	2,350,000	Term Loan, 8.25%, Maturing March 30, 2012	2,360,281
	FairPoint Communications, Inc.
	21,785,000	Term Loan, 7.13%, Maturing February 8, 2012	21,876,911
	Hawaiian Telcom Communications, Inc.
	1,450,000	Term Loan, 7.60%, Maturing October 31, 2011	1,448,188
	5,129,000	Term Loan, 7.60%, Maturing October 31, 2012	5,156,650
	Intelsat Subsuduary Holding Co.
	6,788,381	Term Loan, 7.35%, Maturing July 3, 2013	6,843,537
	Iowa Telecommunications Services
	9,998,000	Term Loan, 7.10%, Maturing November 23, 2011	10,065,696
	NTelos, Inc.
	12,961,342	Term Loan, 7.57%, Maturing August 24, 2011	13,042,350
	Stratos Global Corp.
	7,499,250	Term Loan, 8.10%, Maturing February 13, 2012	7,542,993
	Syniverse Holdings, Inc.
	2,837,783	Term Loan, 7.10%, Maturing February 15, 2012	2,843,104
	TDC AS (Nordic Telephone Company)
EUR	3,240,342	Term Loan, 5.88%, Maturing April 10, 2014	4,470,671
EUR	4,000,000	Term Loan, 6.13%, Maturing April 10, 2015	5,540,279
	Triton PCS, Inc.
	16,369,730	Term Loan, 8.57%, Maturing November 18, 2009	16,506,139
	WestCom Corp.
	3,592,860	Term Loan, 8.15%, Maturing December 17, 2010	3,597,351
	Windstream Corp.
	21,428,226	Term Loan, 6.86%, Maturing July 17, 2013	21,575,545
	Winstar Communications, Inc.
	127,026	DIP Loan, 10.25%, Maturing June 30, 2007(4)	167,251
			$243,647,806
	Utilities — 2.2%
	AEI Finance Holding, LLC
	$2,271,133	Term Loan, 8.25%, Maturing March 30, 2012	$2,283,199
	17,303,867	Term Loan, 8.35%, Maturing March 30, 2014	17,395,803

	Principal Amount	Borrower/Tranche Description	Value
	Utilities (continued)
	Astoria Generating Co.
	$3,261,075	Term Loan, 7.34%, Maturing February 23, 2013	$3,285,533
	BRSP, LLC
	15,175,000	Term Loan, 8.37%, Maturing July 13, 2009	15,250,875
	Calpine Corp.
	7,075,000	DIP Loan, 7.59%, Maturing March 30, 2009	7,119,955
	Cellnet Group, Inc.
	1,999,413	Term Loan, 7.32%, Maturing July 22, 2011	2,011,076
	Cogentrix Delaware Holdings, Inc.
	6,384,650	Term Loan, 6.85%, Maturing April 14, 2012	6,404,602
	Covanta Energy Corp.
	4,593,814	Term Loan, 5.28%, Maturing February 9, 2014	4,602,428
	9,331,186	Term Loan, 6.88%, Maturing February 9, 2014	9,348,682
	LSP General Finance Co., LLC
	11,216,136	Term Loan, 7.10%, Maturing April 14, 2013	11,258,197
	Mach General, LLC
	281,250	Term Loan, 7.35%, Maturing February 22, 2013	281,645
	2,711,953	Term Loan, 7.36%, Maturing February 22, 2014	2,714,665
	Mirant North America, LLC.
	6,240,591	Term Loan, 7.07%, Maturing January 3, 2013	6,260,092
	NRG Energy, Inc.
	63,095,661	Term Loan, 7.35%, Maturing February 1, 2013	63,647,254
	NSG Holdings, LLC
	3,000,000	Term Loan, 6.86%, Maturing June 15, 2014	3,007,500
	Pike Electric, Inc.
	3,382,143	Term Loan, 7.13%, Maturing July 1, 2012	3,386,371
	2,571,621	Term Loan, 7.13%, Maturing December 10, 2012	2,574,836
	Vulcan Energy Corp.
	10,926,847	Term Loan, 6.86%, Maturing July 23, 2010	10,950,755
			$171,783,468
Total Senior, Floating Rate Interests (identified cost $7,257,055,432)			$7,358,998,073
	Corporate Bonds & Notes — 0.9%
	Principal Amount (000's omitted)	Security	Value
	Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
EUR	13,500	6.88%, 4/15/13	$18,861,698
			$18,861,698

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.1%
NXP BV/ NXP Funding, LLC, Variable Rate
$6,300	8.106%, 10/15/13(5)	$6,536,250
		$6,536,250
Financial Intermediaries — 0.3%
Alzette, Variable Rate
$1,180	11.86%, 12/15/20(3)	$1,180,000
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	7.31%, 2/24/19(3)(5)	1,136,489
Babson Ltd., 2005-1A, Class C1, Variable Rate
1,500	7.306%, 4/15/19(3)(5)	1,494,735
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.406%, 1/15/19(3)(5)	1,502,085
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.808%, 8/11/16(3)(5)	1,508,250
Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.84%, 3/8/17	1,031,200
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.306%, 1/15/18(3)(5)	1,993,200
Sonata Securities S.A., Series 2006-5
2,217	0.089%, 6/27/07	2,237,958
Sonata Securities S.A., Series 2006-6
8,819	0.089%, 6/27/07	8,903,281
		$20,987,198
Radio and Television — 0.0%
Paxson Communications Corp., Variable Rate
$3,000	8.606%, 1/15/12(5)	$3,075,000
		$3,075,000
Real Estate — 0.1%
Assemblies of God, Variable Rate
$8,082	7.51%, 6/15/29(5)	$8,082,312
		$8,082,312
Telecommunications — 0.2%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.605%, 6/15/13	$6,427,687
Rogers Wireless, Inc., Variable Rate
6,589	8.48%, 12/15/10	6,737,253
		$13,164,940
Total Corporate Bonds & Notes (identified cost $67,168,411)		$70,707,398

Common Stocks — 0.1%
Shares	Security	Value
105,145	Hayes Lemmerz International(6)	$599,327
86,020	Maxim Crane Works, L.P.(6)	4,343,989
Total Common Stocks (identified cost, $2,549,911)		$4,943,316
Preferred Stocks — 0.0%
Shares	Security	Value
350	Hayes Lemmerz International(3)(6)(7)	$8,618
Total Preferred Stocks (identified cost, $17,500)		$8,618
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$79,880
Total Closed-End Investment Companies (identified cost, $72,148)		$79,880
Short-Term Investments — 6.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio 4.70%(8)	478,344	$478,343,874
Total Short-Term Investments (identified cost $478,343,874)		$478,343,874
	Total Investments — 99.5% (identified cost $7,805,207,276)	$7,913,081,159
Less Unfunded Loan Commitments — (2.2)%	$(170,280,515)
	Net Investments — (97.3)% (identified cost $7,634,926,761)	$7,742,800,644
	Other Assets, Less Liabilities — 2.7%	$212,953,038
	Net Assets — 100.0%	$7,955,753,682

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $25,328,321 or 0.3% of the net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Affiliated investment company available to Eaton Vance Portfolios and Funds, which invests in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $7,156,582,887)	$7,264,456,770
Affiliated investments, at value (cost $478,343,874)	478,343,874
Cash	143,599,922
Foregn currency, at value (identified cost, $811,445)	810,951
Receivable for investments sold	17,415,031
Interest and dividends receivable	52,421,584
Interest receivable from affiliated investment	2,480,053
Receivable for open swap contracts	2,430,014
Prepaid expenses	612,753
Total assets	$7,962,570,952
Liabilities
Payable for open forward foreign currency contracts	$3,460,170
Payable to affiliate for investment advisory fees	3,023,461
Payable to affiliate for Trustees' fees	2,599
Accrued expenses	331,040
Total liabilities	$6,817,270
Net Assets applicable to investors' interest in Portfolio	$7,955,753,682
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$7,848,881,819
Net unrealized appreciation (computed on the basis of identified cost)	106,871,863
Total	$7,955,753,682

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest	$271,284,105
Dividends	4,155
Interest income allocated from affiliated investments	9,988,920
Expenses allocated from affiliated investments	(961,157)
Total investment income	$280,316,023
Expenses
Investment adviser fee	$18,185,612
Trustees' fees and expenses	15,265
Legal and accounting services	573,922
Custodian fee	512,673
Miscellaneous	214,813
Total expenses	$19,502,285
Deduct — Reduction of custodian fee	$78,675
Total expense reductions	$78,675
Net expenses	$19,423,610
Net investment income	$260,892,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,732,766
Swap contracts	732,296
Foreign currency and forward foreign currency exchange contract transactions	(48,743,968)
Net realized loss	$(43,278,906)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$71,108,539
Swap contracts	935,688
Foreign currency and forward foreign currency exchange contracts	1,042,620
Net change in unrealized appreciation (depreciation)	$73,086,847
Net realized and unrealized gain	$29,807,941
Net increase in net assets from operations	$290,700,354

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$260,892,413	$451,810,783
Net realized loss from investment transactions, swap contracts, foreign currency, and forward foreign currency exchange contract transactions	(43,278,906)	(22,183,786)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency, and forward foreign currency exchange contracts	73,086,847	(30,822)
Net increase in net assets from operations	$290,700,354	$429,596,175
Capital transactions — Contributions	$1,526,360,097	$2,989,478,752
Withdrawals	(1,291,799,908)	(2,494,639,771)
Net increase in net assets from capital transactions	$234,560,189	$494,838,981
Net increase in net assets	$525,260,543	$924,435,156
Net Assets
At beginning of period	$7,430,493,139	$6,506,057,983
At end of period	$7,955,753,682	$7,430,493,139

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.54	%(1)	0.54%	0.54%	0.56%	0.61%	0.62%
Expenses after custodian fee reduction	0.54	%(1)	0.54%	0.54%	0.56%	0.61%	0.62%
Net investment income	6.90	%(1)	6.44%	4.68%	3.27%	4.05%	4.72%
Portfolio Turnover	27%		50%	57%	67%	64%	76%
Total Return(2)	3.91%		6.36%	4.77%	3.93%	6.91%	2.19%
Net assets, end of period (000's omitted)	$7,955,754		$7,430,493	$6,506,058	$5,389,638	$2,217,874	$1,326,128

(1)  Annualized.

(2)  Total return is not computed on an annualized basis.

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio's investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Medallion Floating-Rate Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Low Duration Fund held an approximate 67.3%, 20.4%, 5.0%, 3.7%, 1.6%, 0.6% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Trust based on information available to such managers. The portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Floating Rate Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Floating Rate Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short term obligations which mature in sixty days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

G  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. Due to an agreement effective as of March 27, 2006, if the Portfolio's average daily net assets exceed $5 billion but are less than $10 billion the fee is equivalent to 0.480% and if average daily net assets exceed $10 billion the fee is equivalent to 0.460%. The portion of the advisory fees payable by Cash Management on the investment of cash therein is credited against the advisory fees. For the six months ended April 30, 2007, the advisory fee totaled $19,126,778 of which $941,166 was allocated from Cash Management and $18,185,612 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolio's advisory fee, including the portion allocated for Cash Management, was 0.481% of the Portfolio's average daily net assets.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2007 aggregated $2,000,638,676, $1,669,863,434 and $391,417,918, respectively.

4  Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.07% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2007, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,634,932,913
Gross unrealized appreciation	$115,491,129
Gross unrealized depreciation	(7,623,398)
Net unrealized appreciation	$107,867,731

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at April 30, 2007 on a federal income tax basis was $1,002,020.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2007 was as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
5/31/07	Euro 5,268,888	United States Dollar 7,154,624	$(44,206)
5/31/07	Euro 2,000,000	United States Dollar 2,723,740	(8,840)
5/31/07	Euro 492,717,292	United States Dollar 670,933,136	(2,261,572)
5/31/07	British Pound 2,005,796	United States Dollar 4,021,620	10,859
5/31/07	British Pound 1,502,932	United States Dollar 3,004,362	(881)
5/31/07	British Pound 113,888,560	United States Dollar 226,638,234	(1,091,780)
5/31/07	British Pound 6,650,000	United States Dollar 13,233,500	(63,750)
			$(3,460,170)

Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	$453,013
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	134,876
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	90,688
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	203,949
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	58,721

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$109,742
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	220,723
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	139,511
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	130,066
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	37,436

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	$258,081
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	148,246
5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	218,132
5,000,000 USD	9/20/2011	Agreement with Lehman Brothers dated 7/1/2006 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Owens-Illinois, Inc.	226,830

At April 30, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

8  Restricted Securities

At April 30, 2007, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$8,618
			$17,500	$8,618

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Portfolio, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Eaton Vance Floating-Rate Fund

INVESTMENT MANAGEMENT CONT'D

Floating Rate Portfolio

Officers Payson F. Swaffield President and Co-Portfolio Manager Scott H. Page Vice President and Co-Portfolio Manager Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Floating-Rate Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-6/07  FRSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	June 11, 2007

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 11, 2007